Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	MASSACHUSETTS INVESTORS TRUST
Entity Central Index Key	0000063091
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022
Massachusetts Investors Trust | A
Prospectus:
Trading Symbol	MITTX
Massachusetts Investors Trust | R4
Prospectus:
Trading Symbol	MITDX
Massachusetts Investors Trust | 529A
Prospectus:
Trading Symbol	EAMTX
Massachusetts Investors Trust | 529B
Prospectus:
Trading Symbol	EBMTX
Massachusetts Investors Trust | 529C
Prospectus:
Trading Symbol	ECITX
Massachusetts Investors Trust | B
Prospectus:
Trading Symbol	MITBX
Massachusetts Investors Trust | C
Prospectus:
Trading Symbol	MITCX
Massachusetts Investors Trust | I
Prospectus:
Trading Symbol	MITIX
Massachusetts Investors Trust | R1
Prospectus:
Trading Symbol	MITGX
Massachusetts Investors Trust | R2
Prospectus:
Trading Symbol	MIRTX
Massachusetts Investors Trust | R3
Prospectus:
Trading Symbol	MITHX
Massachusetts Investors Trust | R6
Prospectus:
Trading Symbol	MITJX